UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   March 31, 2000
                                                 --------------


Check here if Amendment [  x  ]; Amendment Number:      2
                                                 --------------

This Amendment (Check only one.):     [   ]   is a restatement.
                                      [ x ]   adds new holdings entries.

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM FILED 5/15/00 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED.

Institutional Investment Manager Filing this Report:

Name:         Milton Arbitrage Partners LLC
Address:      56 Mason Street
              Greenwich, Connecticut  06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203)661-7022

Signature, Place, and Date of Signing:

  /s/ James E. Buck II          Greenwich, Connecticut          October 31, 2000
--------------------------      ----------------------          ----------------
      [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                    0
                                                 -------------

Form 13F Information Table Entry Total:               16
                                                 -------------

Form 13F Information Table Value Total:            $155,225
                                                 -------------
                                                   (thousands)



List of Other Included Managers:

None

             Form 13F INFORMATION TABLE - Milton Arbitrage Partners
        LLC (quarter ending 3/31/2000) - PUBLIC (AMENDED AS OF 11/15/00)

                                                                VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS     CUSIP    x($1,000) PRN AMT PRN CALL  DISCRETN MANAGERS   SOLE   SHARED   NONE
------------------------------    --------------    --------- --------- ------- --- ----  -------- --------  ------  ------   ----
AETNA INC                          COMMON STOCK     008117103   6458   116000    SH         SOLE              116000    0        0
AMFM INC                           COMMON STOCK     001693100   3361   54100     SH         SOLE              54100     0        0
BCE INC                            COMMON STOCK     05534B09    19568  156000    SH         SOLE              156000    0        0
CCB FINL CORP                      COMMON STOCK     124875105   3394   76700     SH         SOLE              76700     0        0
CLEAR CHANNEL COMMUNICATIONS       COMMON STOCK     184502102   5980   86594     SH         SOLE              86594     0        0
CMP GROUP INC                      COMMON STOCK     125887109   6850   235200    SH         SOLE              235200    0        0
CORNERSTONE PPYS INC               COMMON STOCK     21922H103   18140  1047200   SH         SOLE              1047200   0        0
HANNAFORD BROS CO                  COMMON STOCK     410550107   6546   90450     SH         SOLE              90450     0        0
MECH FINL INC                      COMMON STOCK     583492103   4425   132100    SH         SOLE              132100    0        0
MIRAGE RESORTS INC                 COMMON STOCK     60462E104   7301   376800    SH         SOLE              376800    0        0
ONE VALLEY BANCORP INC             COMMON STOCK     682419106   12801  369700    SH         SOLE              369700    0        0
SEAGATE TECHNOLOGY                 COMMON STOCK     811804103   4377   72500     SH         SOLE              72500     0        0
SPIROS DEVELOPMENT CORP            COMMON STOCK     848936100   1624   116000    SH         SOLE              116000    0        0
THERMOTREX CORP                    COMMON STOCK     883666109   3314   323300    SH         SOLE              323300    0        0
TIMES MIRROR CO NEW                COMMON STOCK     887364107   22742  244700    SH         SOLE              244700    0        0
                                    SER A
U S TR CORP NEW                    COMMON STOCK     91288L105   28344  149950    SH         SOLE              149950    0        0